S000089317 [Member] Investment Risks - iMGP APA Enhanced Income Municipal Fund	Dec. 31, 2025
Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by the APA Enhanced Income Municipal Fund. Fixed income securities held by the APA Enhanced Income Municipal Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.
¡	Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.
¡	Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by the APA Enhanced Income Municipal Fund. Interest rates have been historically low, so the APA Enhanced Income Municipal Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.
¡	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.
¡	Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that the Sub‑Advisor would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and the APA Enhanced Income Municipal Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.
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Prepayment and Extension Risk. In times of declining interest rates, the APA Enhanced Income Municipal Fund’s higher yielding securities will be prepaid, and the APA Enhanced Income Municipal Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase the APA Enhanced Income Municipal Fund’s sensitivity to rising rates and its potential for price declines.

High Yield Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	High-Yield Fixed Income Securities Risk. The fixed income securities held by the APA Enhanced Income Municipal Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Prepayment and Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Prepayment and Extension Risk. In times of declining interest rates, the APA Enhanced Income Municipal Fund’s higher yielding securities may be prepaid, and the APA Enhanced Income Municipal Fund may have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase the APA Enhanced Income Municipal Fund’s sensitivity to rising rates and its potential for price declines.

U S Government and U S Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of the APA Enhanced Income Municipal Fund, which will vary with changes in interest rates, the Sub‑Advisor’s performance and other market conditions.

New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	New Fund Risk. The APA Enhanced Income Municipal Fund is recently formed and has limited operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Market Risk. The value of the APA Enhanced Income Municipal Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the APA Enhanced Income Municipal Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, tariffs, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Portfolio Turnover Risk. This is the risk that the APA Enhanced Income Municipal Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of the APA Enhanced Income Municipall Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Active Management Risk. The APA Enhanced Income Municipal Fund is actively managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

Investment Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Investment Selection Risk. The specific investments held in the APA Enhanced Income Municipal Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Large Shareholder Risk. Certain shareholders may from time to time own a substantial amount of the shares of the APA Enhanced Income Municipal Fund. In addition, a third-party investor, the advisor or an affiliate of the advisor, or another entity may invest in the APA Enhanced Income Municipal Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the APA Enhanced Income Municipal Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund.

Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or the Sub‑Advisor’s control, including instances at third parties. The APA Enhanced Income Municipal Fund, the Advisor and the Sub‑Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the APA Enhanced Income Municipal Fund or that could adversely impact the Fund’s performance.

Cybersecurity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the APA Enhanced Income Municipal Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the APA Enhanced Income Municipal Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Municipal Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Municipal Market Risk. Factors unique to the municipal bond market may negatively affect the value of the APA Enhanced

Income Municipal Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The APA Enhanced Income Municipal Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. Some municipal obligations carry additional risk, such as those that are tied only to a specific stream of revenues. In addition, the municipal bond market, or portions thereof, may experience substantial volatility or become distressed, particularly during recessions or similar periods of economic stress, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. Actual or perceived changes in the financial health of the municipal market as a whole or in part may affect the valuation of debt securities held by the APA Enhanced Income Municipal Fund.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, it is possible to lose money on an investment in the APA Enhanced Income Municipal Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the APA Enhanced Income Municipal Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC).